PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule Of Property And Equpment, Net
	December 31,
	2015	2016

Cost:
Computers, manufacturing, peripheral equipment	$86,244	$90,397
Office furniture and equipment	2,903	2,938
Leasehold improvements	1,161	1,079

	90,308	94,414
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	58,469	63,656
Office furniture and equipment	2,084	2,435
Leasehold improvements	849	763

	61,402	66,854

Depreciated cost	$28,906	$27,560